SECURITIES FINANCING ACTIVITIES - Schedule of Securities Loaned or Sold Under Agreements to Repurchase (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Banking and Thrift, Other Disclosure [Abstract]
Securities sold under agreements to repurchase	$ 19,459,083	$ 16,302,948
Securities lending	1,311	0
Total	$ 19,460,394	$ 16,302,948